UNITED STATES
			        SECURITIES AND EXCHANGE COMMISSION
				      WASHINGTON, D.C. 20549
					     FORM 13F
				        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ] Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Maryland Capital Management, LLC
Address: 800 North Charles Street, Suite 300
Baltimore, MD 21201
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Lisa M. Faherty
Title: CCO
Phone: 410-547-2666
Signature, Place, and Date of Signing:
Lisa M. Faherty Baltimore, MD January 26, 2008
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

















FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	131
Form 13F Information Table Value Total: 	$158,747

List of Other Included Managers:		None












































                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102      716    25108 SH       SOLE                    25108
ATC Healthcare, Inc.           COM              00209C102        0    50000 SH       SOLE                    50000
Abbott Laboratories            COM              002824100     4557    85382 SH       SOLE                    85382
Aflac Inc.                     COM              001055102      250     5455 SH       SOLE                     5455
Allied Capital Corp.           COM              01903Q108       33    12325 SH       SOLE                    12325
American Express Co.           COM              025816109      310    16704 SH       SOLE                    16704
American International Group,  COM              026874107       21    13245 SH       SOLE                    13245
Amgen, Inc.                    COM              031162100      286     4958 SH       SOLE                     4958
Apple Computer                 COM              037833100      579     6780 SH       SOLE                     6780
Automatic Data Processing, Inc COM              053015103      318     8080 SH       SOLE                     8080
BP PLC ADR                     COM              055622104      478    10228 SH       SOLE                    10228
Baker Hughes Inc.              COM              057224107      759    23655 SH       SOLE                    23655
Bank of America Corp.          COM              060505104     2071   147101 SH       SOLE                   147101
Berkshire Hathaway, Inc.- CL B COM              084670207     4349     1353 SH       SOLE                     1353
Buckeye Partners UTS Limited P COM              118230101      205     6370 SH       SOLE                     6370
CVS Caremark Corp.             COM              126650100     5156   179390 SH       SOLE                   179390
Catalyst Health Solutions, Inc COM              14888B103     5400   221779 SH       SOLE                   221779
Charles Schwab Corp.           COM              808513105     1509    93341 SH       SOLE                    93341
Chevron Corp.                  COM              166764100     1155    15612 SH       SOLE                    15612
Chipotle Mexican Grill - CL B  COM              169656204      712    12425 SH       SOLE                    12425
Chipotle Mexican Grill Inc.    COM              169656105     3501    56487 SH       SOLE                    56487
Cisco Systems, Inc.            COM              17275R102     3474   213103 SH       SOLE                   213103
Citigroup, Inc.                COM              172967101       72    10702 SH       SOLE                    10702
Coca-Cola Co.                  COM              191216100      778    17181 SH       SOLE                    17181
Colgate Palmolive Co.          COM              194162103      494     7201 SH       SOLE                     7201
ConocoPhillips                 COM              20825C104     1029    19857 SH       SOLE                    19857
Constellation Energy Group, In COM              210371100      328    13088 SH       SOLE                    13088
Dentsply Intl Inc.             COM              249030107      229     8120 SH       SOLE                     8120
Dominion Resources, Inc.       COM              25746U109      817    22788 SH       SOLE                    22788
Duke Energy Corp.              COM              26441C105      373    24865 SH       SOLE                    24865
Education Realty Trust Inc.    COM              28140H104      216    41295 SH       SOLE                    41295
Eli Lilly & Co.                COM              532457108      368     9140 SH       SOLE                     9140
Enbridge Energy Partners LP    COM              29250R106     1177    46175 SH       SOLE                    46175
Express Scripts, Inc.          COM              302182100    11159   202960 SH       SOLE                   202960
Exxon Mobil Corp               COM              30231G102     8202   102749 SH       SOLE                   102749
FPL Group Inc.                 COM              302571104      631    12534 SH       SOLE                    12534
Frontier Communications        COM              35906A108      265    30332 SH       SOLE                    30332
General Electric Co., Inc.     COM              369604103     4192   258761 SH       SOLE                   258761
GlaxoSmithKline PLC            COM              37733W105      224     6004 SH       SOLE                     6004
Glimcher Realty Trust REIT     COM              379302102      132    47045 SH       SOLE                    47045
Google Inc.                    COM              38259P508     1368     4448 SH       SOLE                     4448
HCP, Inc.                      COM              40414L109     1871    67386 SH       SOLE                    67386
Halliburton, Inc.              COM              406216101     1362    74905 SH       SOLE                    74905
Health Care Reit Inc.          COM              42217K106     1299    30784 SH       SOLE                    30784
Heinz (H.J.), Inc.             COM              423074103     3581    95246 SH       SOLE                    95246
Hewlett-Packard Company        COM              428236103      483    13323 SH       SOLE                    13323
Home Depot, Inc.               COM              437076102      317    13750 SH       SOLE                    13750
Infinera Corp.                 COM              45667G103      307    34269 SH       SOLE                    34269
Intel Corp.                    COM              458140100     3822   260720 SH       SOLE                   260720
Intl Business Machines, Corp.  COM              459200101      970    11530 SH       SOLE                    11530
Johnson & Johnson              COM              478160104     4882    81596 SH       SOLE                    81596
Kinder Morgan Energy Unit LTD  COM              494550106     1971    43075 SH       SOLE                    43075
Laboratory Corporation of Amer COM              50540R409      208     3235 SH       SOLE                     3235
MDU Resources Group            COM              552690109      259    12000 SH       SOLE                    12000
Marathon Oil Corp.             COM              565849106      245     8960 SH       SOLE                     8960
McCormick & Co., Inc. - Voting COM              579780107     3152    99217 SH       SOLE                    99217
McCormick & Company, Inc.      COM              579780206     2016    63263 SH       SOLE                    63263
McDonald's Corp., Inc.         COM              580135101      580     9330 SH       SOLE                     9330
Medco Health Solutions Inc.    COM              58405U102      373     8910 SH       SOLE                     8910
Medtronic, Inc.                COM              585055106     3226   102674 SH       SOLE                   102674
Merck & Co., Inc.              COM              589331107      289     9492 SH       SOLE                     9492
Microsoft Corp.                COM              594918104     4020   206773 SH       SOLE                   206773
Muni MTG & Equity LLC Growth S COM              62624B101        4    13400 SH       SOLE                    13400
Nationwide Health Ppty         COM              638620104      541    18825 SH       SOLE                    18825
Nokia Corp Sponsored ADR       COM              654902204      206    13200 SH       SOLE                    13200
Omniture, Inc.                 COM              68212S109    10716  1007187 SH       SOLE                  1007187
Oracle Corp.                   COM              68389X105      308    17384 SH       SOLE                    17384
Pepsico, Inc.                  COM              713448108     5410    98775 SH       SOLE                    98775
Pfizer, Inc.                   COM              717081103     1735    97947 SH       SOLE                    97947
Philip Morris International In COM              718172109      388     8920 SH       SOLE                     8920
Plum Creek Timber Co. REIT     COM              729251108      747    21505 SH       SOLE                    21505
Procter & Gamble, Co.          COM              742718109     4263    68959 SH       SOLE                    68959
Provident Bankshares, Inc.     COM              743859100      172    17784 SH       SOLE                    17784
Provident Energy Trust F Trust COM              74386K104       85    19600 SH       SOLE                    19600
Qualcomm, Inc.                 COM              747525103     2400    66975 SH       SOLE                    66975
Rock-Tenn Company-CL A         COM              772739207     2067    60471 SH       SOLE                    60471
Royal Dutch Shell              COM              780259206      240     4535 SH       SOLE                     4535
SPX Corporation                COM              784635104      227     5600 SH       SOLE                     5600
Sandy Spring Bancorp, Inc.     COM              800363103      225    10300 SH       SOLE                    10300
Schlumberger Inc.              COM              806857108      262     6185 SH       SOLE                     6185
Startech Environmental Corp.   COM              855906103        4    10050 SH       SOLE                    10050
Symantec Corp.                 COM              871503108      408    30200 SH       SOLE                    30200
T.Rowe Price Group, Inc.       COM              74144T108      448    12627 SH       SOLE                    12627
Teco Energy Inc.               COM              872375100      179    14505 SH       SOLE                    14505
Tellabs, Inc.                  COM              879664100      132    32000 SH       SOLE                    32000
Time Warner Inc.               COM              887317105     1131   112414 SH       SOLE                   112414
URS Corp.                      COM              903236107     3020    74075 SH       SOLE                    74075
Verizon Communications         COM              92343V104      542    15987 SH       SOLE                    15987
WGL Holdings, Inc.             COM              92924F106      217     6625 SH       SOLE                     6625
Wal-Mart Company, Inc.         COM              931142103      779    13900 SH       SOLE                    13900
Walt Disney Company, Inc.      COM              254687106      227    10022 SH       SOLE                    10022
Warren Resources Inc.          COM              93564A100       40    20141 SH       SOLE                    20141
Weingarten Realty Investors    COM              948741103      308    14895 SH       SOLE                    14895
Wells Fargo Inc.               COM              949746101      477    16166 SH       SOLE                    16166
Windstream Corp.               COM              97381W104      110    11985 SH       SOLE                    11985
Wyeth                          COM              983024100      241     6418 SH       SOLE                     6418
Yum Brands, Inc.               COM              988498101      337    10708 SH       SOLE                    10708
Zimmer Holdings, Inc.          COM              98956P102      381     9420 SH       SOLE                     9420
Felcor Lodging Trust PFD A Con PFD              31430F200      227    33620 SH       SOLE                    33620
AllianceBernstein Income Fund  COM              01881E101       93 13201.1022SH      SOLE               13201.1022
Cohen & Steers REIT & Utility  COM              19247Y108      131 20608.3800SH      SOLE               20608.3800
DWS Rreef Real Estate Fund, In COM              233384106       23 12026.0000SH      SOLE               12026.0000
Fiduciary/Claymore MLP Opportu COM              31647Q106      156 12600.0000SH      SOLE               12600.0000
Ing Clarion Glb Re Est Incm Fu COM              449788108       68 17000.0000SH      SOLE               17000.0000
Kayne Anderson MLP Investment  COM              486606106      244 15000.0000SH      SOLE               15000.0000
MS India Investment Fund       COM              61745C105      294 23516.0000SH      SOLE               23516.0000
Nicholas Applegate Conv & Inco COM              65370F101      132 28450.0000SH      SOLE               28450.0000
Nuveen Equity Premier Income F COM              6706ER101      287 26760.0000SH      SOLE               26760.0000
Nuveen Equity Premier Oppty Fu COM              6706EM102      428 40120.0000SH      SOLE               40120.0000
Nuveen Select Mat Mun Shares B COM              67061T101      198 21050.0000SH      SOLE               21050.0000
SPDR DJ Wilshire REIT ETF      COM              78464A607      313 7735.0000SH       SOLE                7735.0000
iPath MSCI India Index ETN     COM              06739F291      245 7733.0000SH       SOLE                7733.0000
iShares MSCI BRIC Index        COM              464286657      540 21625.0000SH      SOLE               21625.0000
iShares MSCI EAFE Index Fund   COM              464287465     2594 57828.0000SH      SOLE               57828.0000
iShares MSCI Emerging Markets  COM              464287234      284 11358.0000SH      SOLE               11358.0000
iShares MSCI Hong Kong Index F COM              464286871      365 35175.0000SH      SOLE               35175.0000
iShares MSCI Japan Index Fund  COM              464286848      470 49095.0000SH      SOLE               49095.0000
iShares MSCI Taiwan Index Fund COM              464286731      673 88700.0000SH      SOLE               88700.0000
iShares Morningstar Large Core COM              464287127      216 4000.0000SH       SOLE                4000.0000
iShares Morningstar Large Grow COM              464287119      727 17650.0000SH      SOLE               17650.0000
iShares Morningstar Large Valu COM              464288109      548 11000.0000SH      SOLE               11000.0000
iShares Russell 2000 Index Fun COM              464287655      803 16307.8790SH      SOLE               16307.8790
iShares Russell MidCap Index F COM              464287499      398 6660.0000SH       SOLE                6660.0000
iShares Russell Midcap Value I COM              464288406      427 15000.0000SH      SOLE               15000.0000
iShares S&P 1500 Index         COM              464287150      902 22300.0000SH      SOLE               22300.0000
iShares S&P Euro 350 Index Fun COM              464287861      320 10284.0000SH      SOLE               10284.0000
iShares S&P Smallcap 600 Index COM              464287804      427 9700.0000SH       SOLE                9700.0000
iShares Tr Dow Jones RE US Rea COM              464287739      418 11215.0000SH      SOLE               11215.0000
iShares Trust Index Fund FTSE  COM              464287184     1786 61396.0000SH      SOLE               61396.0000
iShares Trust Russell 2000 Gro COM              464287648      442 8700.0000SH       SOLE                8700.0000
iShares Trust S&P 500 Index    COM              464287200     1464 16209.2683SH      SOLE               16209.2683